RESTRICTED NET ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
RESTRICTED NET ASSETS
Restricted net assets	$ 47.1	$ 104.3
Required percentage of net income allocated to statutory surplus reserve	10.00%
Threshold percentage of statutory surplus reserves of the registered capital, used as criteria of allocation requirement	50.00%
Statutory reserve	$ 9.0	$ 9.0